Cat Financial Financing Activities (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Cat Financial Financing Activities
Annual servicing fee percentage	0.50%
Consolidated expenses related to sale of trade receivables	$ 4
Cash flows from sale of trade receivables:
Cash proceeds from sales of receivables to the conduits	887
Servicing fees received	1
Cash flows received on the interests that continue to be held	$ 7,548